Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	€ 13,578	€ 11,142
Current portion of net trade accounts and notes receivable	10,744	6,943
Other receivables	1,018	1,200
Inventories	6,151	5,908
Deferred tax assets	47	40
Other assets, current portion	500	381
Short-term investment	1,000	1,000
Total current assets	33,039	26,615
Noncurrent Assets
Property and equipment, net	2,123	2,122
Intangible assets, net	39	24
Goodwill	2,412	2,412
Deposits and other non-current assets	376	344
Net Trade accounts and notes receivable, non-current	593	638
Total assets	38,581	32,154
Current liabilities
Trade accounts and notes payable	6,098	5,505
Deferred revenues, current portion	1,597	1,102
Social security and other payroll withholdings taxes	1,211	872
Employee absences compensation	539	544
Income taxes payable	624	4
Other accrued liabilities	2,768	1,671
Short-term borrowings	2,814	2,126
Current portion of capital lease obligations	238	217
Current portion of long-term debt	209	116
Current portion of financial instruments carried at fair value	172	0
Total current liabilities	16,271	12,158
Deferred revenues, non-current	504	74
Capital lease obligations, non-current	294	355
Financial instruments carried at fair value, non-current	4,205	2,092
Long-term debt, non-current	592	342
Other long-term liabilities	2,285	1,991
Total liabilities	24,151	17,013
Shareholders' equity
Common stock, €0.13 par value; 25,753,989 shares issued and 25,383,461 shares outstanding; 25,246,948 shares issued and 24,865,420 shares outstanding; at December 31, 2015 and 2014, respectively	3,348	3,282
Additional paid-in capital	58,560	57,344
Retained earnings	(42,769)	(41,102)
Cumulative other comprehensive loss	(3,567)	(3,211)
Treasury stock, at cost; 370,528at December 31, 2015 and 381,528 at December 31, 2014, respectively	(1,142)	(1,172)
Total shareholders' equity	14,430	15,141
Total liabilities and shareholders' equity	€ 38,581	€ 32,154